FORTIS

December 1, 1995


Securities and Exchange Commission
450 Fifth Street NW
Washington DC 20549

RE:  Fortis Income Portfolios, Inc.
     --U.S. Government Securities Fund
     File Nos. 2-46686 and 811-2341
     CIK 0000049929

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the U.S. Government Securities Fund of Fortis Income
Portfolios, Inc. (the "Company") certifies that:

(1) the form of Prospectus and Statement of Additional
Information that would have been filed under paragraph
(c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of the Company (Post-Effective
Amendment #39 filed earlier today, December 1, 1995); and

(2) the text of the most recent amendment to the registration statement has been filed electronically.

Very truly yours,


John E. Hite
Assistant Secretary


Fortis Advisers Inc. (fund management since 1949)
Fortis Investors Inc. (principal underwriter; member
SIPC)
Fortis Benefits Insurance Company &
  Time Insurance Company (issuers of FFG's insurance products)

                                 Fortis Financial Group
                                        P. O. Box 64284
                                St. Paul, MN 55164-0284
                                         (612) 738-4000
                                         (800) 800-2638